MFS® INVESTMENT MANAGEMENT
500 BOYLSTON STREET, BOSTON, MASSACHUSETTS  02116-3741
(617) 954-5000

October 3, 2011

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust X (the “Trust”) (File Nos. 33-1657 and 811-4492) on Behalf of MFS® Absolute Return Fund, MFS® Aggressive Growth Allocation Fund, MFS® Conservative Allocation Fund, MFS® Growth Allocation Fund, MFS® Moderate Allocation Fund, MFS® Emerging Markets Equity Fund, MFS International Growth Fund, MFS® International Value Fund, MFS® Global Bond Fund and MFS® International Diversification Fund

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and Statements of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 82 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on September 27, 2011.

Please call the undersigned at (617) 954-5843 or Amy Nightengale at (617) 954-5169 with any questions you may have.

Very truly yours,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President & Senior Counsel

BEL/bjn